TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION [Abstract]
TAXATION
5.	TAXATION

Bermuda

Under current Bermudan law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until the year 2035.

United States

The Company does not accrue U.S. income taxes as, in the opinion of U.S. counsel, the Company is not engaged in a U.S. trade or business and is exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code.

A reconciliation between the income tax expense resulting from applying statutory income tax rates and the reported income tax expense has not been presented herein, as it would not provide additional useful information to users of the financial statements as the Company's net income is subject to neither Bermuda nor U.S. tax.

Other Jurisdictions

Certain of the Company's subsidiaries and branches in Singapore, Norway and the United Kingdom are subject to taxation. The tax paid by subsidiaries of the Company that are subject to this taxation is not material.